Deposits - Summary of Maturity Schedule for Term Deposits (Parenthetical) (Detail) $ in Millions	Jan. 31, 2024 CAD ($)
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 525,844	[1],[2]
Foreign countries [member] | Bottom of range [member]
Disclosure Of Deposits [line Items]
Foreign term deposits in excess	$ 100,000

[1]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[2]	Deposits denominated in U.S. dollars amount to $306,198 (October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $18,559 (October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $38,651 (October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $116,160 (October 31, 2023 – $116,926).